Organization and principal activities (Details Narrative) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 28, 2017 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	May 31, 2018 CNY (¥)	Dec. 28, 2017 USD ($) $ / shares
Statement [Line Items]
Registered Share Capital						¥ 5,000,000	$ 450
Voting Interest			27.30%
VIEs [Member]
Statement [Line Items]
Interest Income On Loan Rate			100.00%	100.00%	100.00%
Total Assets Percentage			99.30%	100.00%
Total Liabilities Percentage			94.50%	98.80%
Exclusive Purchase Option Agreement [Member]
Statement [Line Items]
Shareholders Holding Description		Shareholders holding 80% Equity Interests of Chutian
Shareholders Voting Proxy Agreement [Member]
Statement [Line Items]
Shareholders Holding Description		Chutian as the voting proxy of the Shareholders holding 80% Equity Interests of Chutian
Share Pledge Agreement [Member]
Statement [Line Items]
Shareholders Holding Description		holding 80% equity interests of Chutian pledged all of their equity interests in Chutian to Chutian Holding to guarantee the performance of Chutian’s obligations under the Exclusive Consigned Management Agreement, Shareholders Voting Proxy Agreement and Exclusive Purchase Option Agreement (the “Main Agreements”)
Ordinary Shares [Member] | March 1, 2018 [Member]
Statement [Line Items]
Share Price | $ / shares			$ 0.005
True Silver Limited [Member]
Statement [Line Items]
Registered Capital				¥ 50,000
Paid-up Share Capital		¥ 50,000
Date Of Incorporation		Jun. 28, 2016
Business Acquisition Consideration Paid In Cash	¥ 228,000,000
Ordinary Shares Capital | shares		50,000
True Silver Limited [Member] | Ordinary Stock Shares [Member]
Statement [Line Items]
Share Price | $ / shares							$ 1.00
Business Acquisition Consideration Paid, Shares Issued | shares	772,283,308
Chutian Financial Holdings (Hong Kong) Limited [Member]
Statement [Line Items]
Paid-up Share Capital		¥ 10,000
Date Of Incorporation		Aug. 12, 2016
Ordinary Shares Capital | shares		100
Variable interest entity Hubei Chutian Microfinance Co., Ltd [Member]
Statement [Line Items]
Registered Capital	¥ 450,000,000			¥ 450,000,000
Variable Interest Entity, Ownership Percentage Hold By True Silver	80.00%						80.00%
Ownership Interest Held By The Former Shareholders	88.70%
Xiniya Holdings Limited [Member]
Statement [Line Items]
Divestiture Of Business, Consideration Receivable In Cash	¥ 228,000,000
Hubei Chutian Microfinance Co., Ltd [Member] | VIE Agreements [Member]
Statement [Line Items]
Contractual Agreements Description		Chutian Holding is deemed to control 80% of Chutian and have rights to consolidate 80% of Chutian’s financial results.
Chutian and Chutian Holding [Member] | Management Service Agreement [Member]
Statement [Line Items]
Exclusive Consigned Management Service Agreement		Chutian Holding is entitled to collect a service fee equal to 80% of the net operating income of Chutian (the “Service Fees”). The Service Fees are due and payable on a quarterly basis; provided, however, in principle, the payment of the Service Fees should not cause any difficulty to the operation of either party to this Agreement.